June 19, 1998


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         Re:      Variable Account II of AIG Life Insurance Company
                  File No. 33-90684

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of AIG Life Insurance Company (the Company) and Variable Account II, we certify that the form of the Prospectuses which would have been filed under paragraph
(c) of Rule 497 does not differ materially from the form of the Prospectuses contained in Post-Effective Amendment No. 3 to the Registration Statement for Variable Account II, which was filed electronically and became effective on May 1, 1998, with the exception of the 497(e) that was filed electronically on June 11, 1998, as amended by the filing under Rule 497(e) that was made electronically on June 11, 1998.

If you should have any questions  regarding the foregoing,  please contact me at
(302) 594-2987.


Very truly yours,

/s/Kenneth D. Walma
Kenneth D. Walma